Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9.	Property and equ ipme nt

	Note	Land and buildings	Rolling stock	Equipment	Total
Cost
Balance at December 31, 2020		314,804	1,267,617	134,234	1,716,655
Additions through business combinations**	5	889,657	445,656	61,024	1,396,337
Other additions		36,902	217,080	13,191	267,173
Disposals		(1,473)	(177,992)	(8,773)	(188,238)
Transfer from right-of-use assets		-	21,474	-	21,474
Reclassification (to) from assets held for sale		(8,843)	1,023	-	(7,820)
Effect of movements in exchange rates		2,221	(2,395)	1,089	915
Balance at December 31, 2021		1,233,268	1,772,463	200,765	3,206,496
Additions through business combinations*	5	2,003	66,240	2,716	70,959
Other additions		46,928	286,277	18,064	351,269
Disposals		(678)	(122,946)	(9,370)	(132,994)
Sale of business	6	(31,356)	(452,547)	(1,817)	(485,720)
Reclassification to assets held for sale		(67,203)	-	-	(67,203)
Effect of movements in exchange rates		(15,972)	(47,939)	(5,570)	(69,481)
Balance at December 31, 2022		1,166,990	1,501,548	204,788	2,873,326

Accumulated Depreciation
Balance at December 31, 2020		59,817	494,322	88,088	642,227
Depreciation		16,301	187,895	20,811	225,007
Disposals		(1,332)	(110,341)	(8,347)	(120,020)
Transfer from right-of-use assets		-	5,746	-	5,746
Reclassification (to) from assets held for sale		(2,997)	424	-	(2,573)
Effect of movements in exchange rates		223	(153)	898	968
Balance at December 31, 2021		72,012	577,893	101,450	751,355
Depreciation		21,353	203,431	23,854	248,638
Disposals		(137)	(56,549)	(7,191)	(63,877)
Sale of business	6	(6,837)	(157,618)	(142)	(164,597)
Reclassification to assets held for sale		(5,426)	-	-	(5,426)
Effect of movements in exchange rates		2,175	(23,885)	(3,012)	(24,722)
Balance at December 31, 2022		83,140	543,272	114,959	741,371

Net carrying amounts
At December 31, 2021		1,161,256	1,194,570	99,315	2,455,141
At December 31, 2022		1,083,850	958,276	89,829	2,131,955
* Includes non-material adjustments to prior year’s acquisitions
** Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).
As at December 31, 2022, $1.3 million is included in trade and other payables for the purchases of property and equipment (December 31, 2021 – $1.0 million).
Security
As at December 31, 2022, certain rolling stock are pledged as security for conditional sales contracts, with a carrying amount of $126.4 million (December 31, 2021 - $144.5 million) (see note 14).